Credit Facilities and Lease Obligations - Schedule of Lease Obligations (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Leases financed through third-parties	$ 5.5
Other leases	129.4
Total	134.9
2020
Disclosure of maturity analysis of operating lease payments [line items]
Leases financed through third-parties	1.6
Other leases	32.5
Total	34.1
2021
Disclosure of maturity analysis of operating lease payments [line items]
Leases financed through third-parties	1.6
Other leases	25.8
Total	27.4
2022
Disclosure of maturity analysis of operating lease payments [line items]
Leases financed through third-parties	1.4
Other leases	20.7
Total	22.1
2023
Disclosure of maturity analysis of operating lease payments [line items]
Leases financed through third-parties	0.9
Other leases	16.2
Total	17.1
2024
Disclosure of maturity analysis of operating lease payments [line items]
Leases financed through third-parties	0.0
Other leases	11.2
Total	11.2
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Leases financed through third-parties	0.0
Other leases	23.0
Total	$ 23.0